SCHEDULE OF RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Cash and cash equivalents	$ 49,614	$ 23,376
Restricted cash	46,302	24,089
Total cash, cash equivalents, and restricted cash, ending balance	$ 95,916	$ 47,465